Quarterly Holdings Report
for

Fidelity® Puritan® Fund

May 31, 2021

PUR-QTLY-0721
1.800346.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.6%
Entertainment - 1.3%
Activision Blizzard, Inc.	603,018	$58,644
Electronic Arts, Inc.	254,137	36,324
Live Nation Entertainment, Inc. (a)	800,608	72,143
LiveXLive Media, Inc. (a)(b)(c)	6,788,150	33,533
Roblox Corp. (a)(b)	499,118	46,802
The Void LLC (a)(d)(e)(f)	40,946	0
The Walt Disney Co. (a)	998,933	178,459
		425,905
Interactive Media & Services - 7.7%
Alphabet, Inc. Class C (a)	752,424	1,814,515
Facebook, Inc. Class A (a)	2,233,877	734,342
Snap, Inc. Class A (a)	437,546	27,180
		2,576,037
Media - 0.3%
Endeavor Group Holdings, Inc. (a)(b)	181,500	5,381
Endeavor Group Holdings, Inc. (a)	2,673,426	71,340
ViacomCBS, Inc. Class B	126,973	5,386
Vice Holding, Inc. (a)(e)(f)	86,301	4,578
		86,685
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	836,523	118,326

TOTAL COMMUNICATION SERVICES		3,206,953

CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.6%
General Motors Co. (a)	3,189,016	189,141
Neutron Holdings, Inc. (f)	4,168,198	57
Thor Industries, Inc.	161,648	19,883
		209,081
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	31,358	4,335
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (b)	479,285	67,292
Churchill Downs, Inc.	89,743	17,906
Compass Group PLC (a)	1,472,664	33,570
Flutter Entertainment PLC	118,172	22,154
Hilton Worldwide Holdings, Inc. (a)	128,556	16,104
Las Vegas Sands Corp. (a)	268,528	15,507
Marriott International, Inc. Class A (a)	1,151,450	165,325
Penn National Gaming, Inc. (a)	672,225	55,102
Royal Caribbean Cruises Ltd. (a)	94,835	8,845
Starbucks Corp.	640,745	72,968
The Booking Holdings, Inc. (a)	45,551	107,571
		582,344
Household Durables - 1.1%
Blu Investments LLC (e)(f)	14,988,638	5
D.R. Horton, Inc.	1,549,910	147,691
Lennar Corp. Class A	1,179,739	116,806
NVR, Inc. (a)	6,158	30,096
Toll Brothers, Inc.	875,187	57,097
		351,695
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	315,300	1,016,234
Revolve Group, Inc. (a)	218,950	12,139
The Honest Co., Inc.	2,456,110	34,882
thredUP, Inc. (a)	74,132	1,749
Wayfair LLC Class A (a)	43,268	13,263
		1,078,267
Leisure Products - 0.1%
BRP, Inc.	324,527	27,353
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	1,354,298	47,983
Aritzia LP (a)	716,042	17,634
Auto1 Group SE (g)	131,125	6,957
Burlington Stores, Inc. (a)	8,469	2,739
Gap, Inc.	3,236,576	108,263
Industria de Diseno Textil SA	6,023,234	234,095
Lowe's Companies, Inc.	293,879	57,256
RH (a)	14,726	9,440
The Home Depot, Inc.	486,356	155,104
TJX Companies, Inc.	2,465,331	166,508
Urban Outfitters, Inc. (a)	119,978	4,698
		810,677
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,321,076	78,971
Capri Holdings Ltd. (a)	828,446	46,981
LVMH Moet Hennessy Louis Vuitton SE	113,877	91,219
Moncler SpA	513,209	36,323
NIKE, Inc. Class B	344,086	46,954
Ralph Lauren Corp.	275,902	34,234
Tapestry, Inc. (a)	3,162,277	141,955
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	45,563
		522,200

TOTAL CONSUMER DISCRETIONARY		3,585,952

CONSUMER STAPLES - 2.1%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	27,999	6,712
Diageo PLC	4,026,893	194,191
Monster Beverage Corp. (a)	2,456,509	231,575
The Coca-Cola Co.	3,276,893	181,179
		613,657
Food & Staples Retailing - 0.1%
Oatly Group AB ADR (a)(b)	153,800	3,647
Performance Food Group Co. (a)	201,459	10,099
		13,746
Food Products - 0.0%
Laird Superfood, Inc.	29,167	953
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	237,328	72,746
L'Oreal SA (a)	10,440	4,726
		77,472

TOTAL CONSUMER STAPLES		705,828

ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Halliburton Co.	1,955,081	43,892
Schlumberger Ltd.	2,215,360	69,407
		113,299
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp. (a)	1,317,800	17,013
Devon Energy Corp.	933,973	24,806
EOG Resources, Inc.	1,233,034	99,062
Exxon Mobil Corp.	3,444,774	201,071
Hess Corp.	1,302,246	109,154
Pioneer Natural Resources Co.	644,664	98,111
Range Resources Corp. (a)(b)	3,208,319	43,505
Reliance Industries Ltd.	1,931,300	55,857
Suncor Energy, Inc.	10,646,196	245,875
		894,454

TOTAL ENERGY		1,007,753

FINANCIALS - 10.6%
Banks - 4.6%
Bank of America Corp.	12,029,123	509,915
JPMorgan Chase & Co.	2,021,612	332,030
M&T Bank Corp.	1,136,975	182,701
PNC Financial Services Group, Inc.	143,082	27,855
Wells Fargo & Co.	10,375,318	484,735
		1,537,236
Capital Markets - 2.3%
Bank of New York Mellon Corp.	621,517	32,369
BlackRock, Inc. Class A	141,359	123,977
Charles Schwab Corp.	99,639	7,358
Coinbase Global, Inc. (a)(b)	97,969	23,174
Goldman Sachs Group, Inc.	451,745	168,058
Morgan Stanley	3,748,214	340,900
Morningstar, Inc.	111,543	26,323
MSCI, Inc.	111,797	52,336
		774,495
Consumer Finance - 2.0%
American Express Co.	1,647,813	263,864
Capital One Financial Corp.	1,665,743	267,818
Discover Financial Services	1,023,475	120,013
		651,695
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(e)(f)	1,782,512	4,884
Berkshire Hathaway, Inc. Class B (a)	423,712	122,639
Flywire Corp. (a)	47,500	1,631
		129,154
Insurance - 1.3%
American Financial Group, Inc.	441,504	58,747
Arthur J. Gallagher & Co.	1,110,961	162,878
Hartford Financial Services Group, Inc.	468,997	30,649
MetLife, Inc.	987,092	64,516
Progressive Corp.	964,601	95,573
The Travelers Companies, Inc.	178,852	28,563
		440,926

TOTAL FINANCIALS		3,533,506

HEALTH CARE - 7.1%
Biotechnology - 1.0%
AbbVie, Inc.	925,589	104,777
Biogen, Inc. (a)	56,725	15,173
Generation Bio Co.	365,855	12,534
Novavax, Inc. (a)	81,190	11,985
Regeneron Pharmaceuticals, Inc. (a)	316,343	158,940
Revolution Medicines, Inc. (a)	351,078	10,501
		313,910
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	2,006,724	85,386
Danaher Corp.	91,438	23,421
DexCom, Inc. (a)	38,536	14,235
Hologic, Inc. (a)	681,765	42,992
Stryker Corp.	963,348	245,914
		411,948
Health Care Providers & Services - 2.4%
Alignment Healthcare, Inc. (a)	232,857	5,875
Cigna Corp.	927,878	240,181
Guardant Health, Inc. (a)	31,985	3,970
Humana, Inc.	431,417	188,831
Innovage Holding Corp. (a)	145,374	3,111
UnitedHealth Group, Inc.	875,530	360,648
		802,616
Life Sciences Tools & Services - 1.1%
Bio-Techne Corp.	11,836	4,898
Bruker Corp.	1,979,949	137,488
Maravai LifeSciences Holdings, Inc.	334,091	12,542
Sartorius Stedim Biotech	33,080	14,353
Thermo Fisher Scientific, Inc.	388,079	182,203
		351,484
Pharmaceuticals - 1.4%
Eli Lilly & Co.	1,551,486	309,894
Royalty Pharma PLC	497,761	19,970
Zoetis, Inc. Class A	823,667	145,525
		475,389

TOTAL HEALTH CARE		2,355,347

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Airbus Group NV (a)	189,874	24,947
Howmet Aerospace, Inc. (a)	604,080	21,433
Northrop Grumman Corp.	84,600	30,953
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	17,271
Class C (a)(e)(f)	5,607	2,355
The Boeing Co. (a)	1,519,748	375,408
		472,367
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	552,231	118,509
Airlines - 0.5%
Delta Air Lines, Inc. (a)	1,641,414	78,263
Southwest Airlines Co. (a)	1,448,792	89,043
		167,306
Building Products - 0.9%
Carrier Global Corp.	716,407	32,905
Fortune Brands Home & Security, Inc.	216,019	22,285
The AZEK Co., Inc.	646,597	28,146
Trane Technologies PLC	1,188,038	221,450
		304,786
Commercial Services & Supplies - 0.2%
TulCo LLC (a)(d)(e)(f)	42,857	66,197
Construction & Engineering - 0.8%
Latham Group, Inc. (a)(b)	180,000	5,591
Quanta Services, Inc.	2,907,838	277,262
		282,853
Electrical Equipment - 0.5%
Acuity Brands, Inc.	234,113	43,486
AMETEK, Inc.	545,282	73,668
Rockwell Automation, Inc.	96,852	25,542
Shoals Technologies Group, Inc.	651,068	17,969
		160,665
Industrial Conglomerates - 0.7%
General Electric Co.	16,008,513	225,080
Honeywell International, Inc.	20,564	4,748
		229,828
Machinery - 0.9%
Caterpillar, Inc.	628,515	151,522
Deere & Co.	309,306	111,690
Otis Worldwide Corp.	475,129	37,217
		300,429
Professional Services - 0.1%
Experian PLC	1,220,932	46,779
Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	1,032,500	83,901
Lyft, Inc. (a)	49,820	2,844
Old Dominion Freight Lines, Inc.	122,243	32,449
Uber Technologies, Inc. (a)	6,063,085	308,187
		427,381
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	362,051	21,361

TOTAL INDUSTRIALS		2,598,461

INFORMATION TECHNOLOGY - 14.1%
IT Services - 2.1%
Accenture PLC Class A	459,648	129,694
Amadeus IT Holding SA Class A (a)	151,651	11,443
MasterCard, Inc. Class A	1,239,016	446,764
PayPal Holdings, Inc. (a)	302,373	78,623
VeriSign, Inc. (a)	88,597	19,484
Visa, Inc. Class A	163,049	37,061
		723,069
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	1,153,416	92,366
ASML Holding NV	144,580	97,659
KLA Corp.	156,884	49,715
Lam Research Corp.	389,666	253,224
Marvell Technology, Inc.	7,516,582	363,051
Microchip Technology, Inc.	72,438	11,369
NVIDIA Corp.	837,630	544,275
NXP Semiconductors NV	1,140,438	241,111
Qualcomm, Inc.	759,237	102,148
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	374,958	44,005
Universal Display Corp.	40,353	8,711
		1,807,634
Software - 4.8%
Adobe, Inc. (a)	327,537	165,269
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	1,316
Dynatrace, Inc. (a)	404,011	20,904
FireEye, Inc. (a)	536,500	12,002
HubSpot, Inc. (a)	125,707	63,404
Intuit, Inc.	338,306	148,547
Microsoft Corp.	4,527,940	1,130,536
Salesforce.com, Inc. (a)	65,242	15,534
SUSE SA (a)	128,000	4,701
Tenable Holdings, Inc. (a)	205,965	8,609
Workday, Inc. Class A (a)	107,481	24,583
		1,595,405
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	4,066,010	506,666
Samsung Electronics Co. Ltd.	1,246,780	89,649
		596,315

TOTAL INFORMATION TECHNOLOGY		4,722,423

MATERIALS - 3.7%
Chemicals - 2.2%
Albemarle Corp. U.S.	87,226	14,574
Ashland Global Holdings, Inc.	64,730	6,139
Celanese Corp. Class A	211,985	35,073
CF Industries Holdings, Inc.	1,563,062	83,108
Corbion NV	201,271	11,619
Corteva, Inc.	1,312,573	59,722
DuPont de Nemours, Inc.	2,487,129	210,386
Huntsman Corp.	660,336	18,740
International Flavors & Fragrances, Inc.	559,121	79,211
Linde PLC	52,012	15,635
Olin Corp.	1,980,131	96,809
Sherwin-Williams Co.	136,716	38,763
The Chemours Co. LLC	2,358,764	84,750
		754,529
Containers & Packaging - 0.2%
Avery Dennison Corp.	246,015	54,254
Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	519,899	23,080
Cleveland-Cliffs, Inc. (a)	807,000	16,237
First Quantum Minerals Ltd.	3,207,889	79,796
Franco-Nevada Corp.	35,816	5,358
Freeport-McMoRan, Inc.	3,513,999	150,118
Newmont Corp.	316,600	23,264
Nucor Corp.	661,114	67,791
Rio Tinto PLC sponsored ADR (b)	778,455	68,060
		433,704

TOTAL MATERIALS		1,242,487

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Residential (SBI)	482,215	37,348
Lamar Advertising Co. Class A	127,339	13,348
Simon Property Group, Inc.	671,331	86,259
		136,955
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	300,000	5,313

TOTAL REAL ESTATE		142,268

UTILITIES - 0.5%
Electric Utilities - 0.3%
NextEra Energy, Inc.	1,420,212	103,988
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp. (b)	598,832	25,578
The AES Corp.	1,364,999	34,685
		60,263

TOTAL UTILITIES		164,251

TOTAL COMMON STOCKS
(Cost $13,996,700)		23,265,229

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Vice Holding, Inc.:
Series D1 (e)(f)	12,000	60,000
Series D2 (e)(f)	1,331,174	70,619
		130,619
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (e)(f)	28,500	1,211
Specialty Retail - 0.0%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	5,786
Series F (a)(e)(f)	157,251	1,790
		7,576
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc.:
Series C (a)(e)(f)	1,881,874	21,792
Series D (a)(e)(f)	342,241	3,963
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	20,325
Series F (a)(e)(f)	223,676	3,297
		49,377
TOTAL CONSUMER DISCRETIONARY		58,164
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	334
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	21,806
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (e)(f)	145,676	15,962

TOTAL CONVERTIBLE PREFERRED STOCKS		226,885

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (e)(f)	38,589,900	529
Series 1D (e)(f)	40,824,742	559
		1,088
TOTAL PREFERRED STOCKS
(Cost $144,261)		227,973
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	1,371	1,371
4% 6/12/27 (e)(f)	354	354
TOTAL FIXED-INCOME FUNDS
(Cost $1,725)		1,725
	Shares	Value (000s)

Fixed-Income Funds - 28.5%
Fidelity High Income Central Fund (h)	16,110,689	1,813,258
Fidelity Investment Grade Bond Central Fund (h)	67,747,679	7,720,525
TOTAL FIXED-INCOME FUNDS
(Cost $9,168,179)		9,533,783

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.03% (i)	260,453,261	260,505
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	101,533,978	101,544
TOTAL MONEY MARKET FUNDS
(Cost $362,049)		362,049
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $23,672,914)		33,390,759
NET OTHER ASSETS (LIABILITIES) - 0.1%		25,041
NET ASSETS - 100%		$33,415,800

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $371,867,000 or 1.1% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,957,000 or 0.0% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,109
Blu Investments LLC	5/21/20	$26
ByteDance Ltd. Series E1	11/18/20	$15,962
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Neutron Holdings, Inc. Series 1C	7/3/18 - 1/25/19	$7,056
Neutron Holdings, Inc. Series 1D	7/3/18 - 1/25/19	$9,900
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$1,371
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$354
Reddit, Inc. Series E	5/18/21	$1,211
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Void LLC	12/21/17	$20,083
Tory Burch LLC Class B	12/31/12 - 5/14/15	$65,935
TulCo LLC	8/24/17 - 12/14/17	$14,244
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
Vice Holding, Inc. Series D1	8/3/20	$12,000
Vice Holding, Inc. Series D2	8/3/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$83
Fidelity High Income Central Fund	64,500
Fidelity Investment Grade Bond Central Fund	297,416
Fidelity Securities Lending Cash Central Fund	128
Total	$362,127

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	1,305,765	424,696	7,485	1,150	89,132	1,813,258	77.6%
Fidelity Investment Grade Bond Central Fund	7,328,753	865,258	173,392	3,404	(303,498)	7,720,525	24.6%
Fidelity Securities Lending Cash Central Fund 0.03%	25,447	1,039,726	963,629	--	--	101,544	0.3%
Total	$8,659,965	$2,329,680	$1,144,506	$4,554	$(214,366)	$9,635,327

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$26,752	$1,370	$19,251	$--	$5,029	$19,633	$33,533
Total	$26,752	$1,370	$19,251	$--	$5,029	$19,633	$33,533

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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